                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter End: December 31, 2009
                                             ----------------

If amended report check here:    [_]

This Amendment (check only one): [_] is a restatement
                                 [_] adds new holding entries

Name of Institutional Investment Manager:

Name:    P&S Credit Management, L.P.
Address: 590 Madison Avenue, 28th Floor
         New York, New York 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements,schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

        Greg Pearson         Chief Financial Officer    (212) 319-8220
--------------------------   -----------------------   ----------------
          (Name)                     (Title)                (Phone)


Signature, Place, and Date of Signing:

/s/ Greg Pearson
------------------------------
590 Madison Avenue, 28th Floor
New York, New York 10022
2/16/2010


Report Type:

[X]  13F HOLDINGS REPORT.
[_]  13F NOTICE.
[_]  13F COMBINATION REPORT.


                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          50
Form 13F Information Table Value Total:    $327,284 (thousands)


List of Other Included Managers: None

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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F
                               INFORMATION TABLE

                          P&S CREDIT MANAGEMENT, L.P.

                          FORM 13F INFORMATION TABLE
                            AS OF DATE: 12/31/2009

ITEM 1                            ITEM 2         ITEM3    ITEM 4        ITEM 5        ITEM 6    ITEM 7         ITEM 8
------                        ---------------- --------- -------- ------------------- -------  -------- ---------------------
                                                                                                          VOTING AUTHORITY
                                                          VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER   ---------------------
NAME OF ISSUER                TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED NONE
--------------                ---------------- --------- -------- --------- --- ----- -------  -------- --------- ------ ----
ALTRIA GROUP INC              COM              02209S103   3,926    200,000 SH         SOLE               200,000
AMR CORP                      COM              001765106   1,546    200,000     CALL   SOLE               200,000
ARVINMERITOR INC              COM              043353101   3,354    300,000     PUT    SOLE               300,000
ASSURED GUARANTY LTD          COM              G0585R106   6,528    300,000     PUT    SOLE               300,000
AT&T INC                      COM              00206R102   5,326    190,000 SH         SOLE               190,000
BANK OF AMERICA CORPORATION   UNIT 99/99/9999  060505419   2,238    150,000 SH         SOLE               150,000
BELO CORP                     COM SER A        080555105   2,176    400,000 SH         SOLE               400,000
CBS CORP NEW                  CL B             124857202   4,215    300,000     CALL   SOLE               300,000
CBS CORP NEW                  CL B             124857202   1,405    100,000 SH         SOLE               100,000
CIT GROUP INC                 COM NEW          125581801   2,761    100,000 SH         SOLE               100,000
CLOUD PEAK ENERGY INC         COM              18911Q102   2,184    150,000 SH         SOLE               150,000
CONTINENTAL AIRLS INC         CL B             210795308   8,960    500,000     PUT    SOLE               500,000
CSX CORP                      COM              126408103   4,849    100,000 SH         SOLE               100,000
D R HORTON INC                COM              23331A109   3,098    285,000     CALL   SOLE               285,000
D R HORTON INC                COM              23331A109   1,087    100,000 SH         SOLE               100,000
DANA HOLDING CORP             COM              235825205   3,252    300,000     CALL   SOLE               300,000
DANA HOLDING CORP             COM              235825205   3,252    300,000 SH         SOLE               300,000
DILLARDS INC                  CL A             254067101   3,690    200,000     CALL   SOLE               200,000
DUKE ENERGY CORP NEW          COM              26441C105   5,163    300,000 SH         SOLE               300,000
FORD MTR CO DEL               COM PAR $0.01    345370860   7,000    700,000     PUT    SOLE               700,000
GOODYEAR TIRE & RUBR CO       COM              382550101   2,115    150,000     CALL   SOLE               150,000
GRAPHIC PACKAGING HLDG CO     COM              388689101   1,735    500,000 SH         SOLE               500,000
LEAP WIRELESS INTL INC        COM NEW          521863308  12,285    700,000     PUT    SOLE               700,000
LEAP WIRELESS INTL INC        COM NEW          521863308   3,510    200,000 SH         SOLE               200,000
LEAR CORP                     COM NEW          521865204   1,129     16,691 SH         SOLE                16,691
MCCLATCHY CO                  CL A             579489105   1,770    500,000 SH         SOLE               500,000
MIRANT CORP NEW               COM              60467R100   7,882    516,200     PUT    SOLE               516,200
MOSAIC CO                     COM              61945A107   8,960    150,000     CALL   SOLE               150,000
NEWELL RUBBERMAID INC         COM              651229106   1,501    100,000 SH         SOLE               100,000
OWENS ILL INC                 COM NEW          690768403   6,574    200,000     CALL   SOLE               200,000
OWENS ILL INC                 COM NEW          690768403   3,287    100,000 SH         SOLE               100,000
PHILIP MORRIS INTL INC        COM              718172109   4,819    100,000 SH         SOLE               100,000
PROGRESS ENERGY INC           COM              743263105  10,253    250,000 SH         SOLE               250,000
SAFEWAY INC                   COM NEW          786514208   4,428    208,000     CALL   SOLE               208,000
SANDRIDGE ENERGY INC          COM              80007P307   2,829    300,000     CALL   SOLE               300,000
SANDRIDGE ENERGY INC          COM              80007P307     943    100,000 SH         SOLE               100,000
SARA LEE CORP                 COM              803111103  24,360  2,000,000     CALL   SOLE             2,000,000
SINCLAIR BROADCAST GROUP INC  CL A             829226109   1,080    268,000 SH         SOLE               268,000
SOLUTIA INC                   COM NEW          834376501   3,810    300,000 SH         SOLE               300,000
SPDR TR                       UNIT SER 1       78462F103 111,440  1,000,000     PUT    SOLE             1,000,000
SPRINT NEXTEL CORP            COM SER 1        852061100   1,830    500,000 SH         SOLE               500,000
STANDARD PAC CORP NEW         COM              85375C101   2,618    700,000 SH         SOLE               700,000
TECK RESOURCES LTD            CL B             878742204   8,743    250,000     CALL   SOLE               250,000
TIVO INC                      COM              888706108   2,443    240,000     CALL   SOLE               240,000
VALERO ENERGY CORP NEW        COM              91913Y100   3,350    200,000     CALL   SOLE               200,000
VERIZON COMMUNICATIONS INC    COM              92343V104   5,301    160,000 SH         SOLE               160,000
VERSO PAPER CORP              COM              92531L108     261    100,000 SH         SOLE               100,000
WASTE MGMT INC DEL            COM              94106L109   6,762    200,000     CALL   SOLE               200,000
WASTE MGMT INC DEL            COM              94106L109   3,381    100,000 SH         SOLE               100,000
WENDYS ARBYS GROUP INC        COM              950587105   1,876    400,000 SH         SOLE               400,000